Fixed Assets - Vessels, net - Additional information (Details) $ in Thousands	5 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended		12 Months Ended
	May 29, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Sep. 10, 2019	Nov. 27, 2018 USD ($)	Nov. 19, 2018 USD ($)	Dec. 31, 2018 USD ($)	May 25, 2019 USD ($)	May 16, 2019 USD ($)	Sep. 30, 2018 USD ($)	Aug. 02, 2018 USD ($)
Carrying amount		$ 792,267					$ 755,332
Impairment loss, gain/(loss) from sale of vessel and other		(1,454)	$ 5,109
Amount used for repayment of debt		13,168	84,072
Gain from common control transaction			1,581
Finance lease liability		94,639				$ 171,500	71,964
Advance payment of finance lease		4,209	$ 0
Leasehold improvements		738
Vessels, net
Capitalized expenses		$ 3,343					245
Interest Costs Capitalized							84
2001 built Panamax drybulk carrier, Capitola
Vessels total sale price											$ 7,580
Disposal Date		Aug. 17, 2018
Impairment loss, gain/(loss) from sale of vessel and other							3,639
Offshore support vessels
Number of vessels		6
Carrying amount		$ 15,704								$ 25,590
Impairment loss, gain/(loss) from sale of vessel and other		$ (1,454)					$ (9,465)
Aframax tanker vessel Botafogo
Delivery date		Dec. 14, 2018
Purchase price						27,000
Amount used for repayment of debt						18,071
Debt assumed						8,929
Gain from common control transaction						1,231
Aframax tanker vessel Botafogo | Excess of carrying amount
Gain from common control transaction						267
Aframax tanker vessel Botafogo | Different accounting policy
Gain from common control transaction						$ 964
Conquistador, Pink Sands and Xanadu | Bareboat charterhire agreement
Number of finance leases						3
Date of agreement		Nov. 19, 2018
Finance lease liability					$ 71,625	$ 171,500
Advance payment of finance lease					$ 99,875
Finance lease payment terms		4,91% - LIBOR plus margin
Payment terms		quarterly installments
Right-of-use assets						$ 171,500
One of the Company's tanker vessel
Number of vessels							1
Carrying amount							$ 26,666
Impairment loss, gain/(loss) from sale of vessel and other							$ (291)
Netadola vessel | Bareboat charterhire agreement
Number of finance leases									1
Date of agreement		May 16, 2019
Finance lease liability								$ 25,012	$ 50,000
Advance payment of finance lease	$ 24,988
Finance lease payment terms		5,02% - LIBOR plus margin
Payment terms		quarterly installments
Right-of-use assets									$ 50,000
Second-hand Newcastle drybulk vessel Bacon | Subsequent Event
Time Charter Agreement Duration				30 days